CONSOLIDATED STATEMENT OF FINANCIAL POSITION - GBP (£) £ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Non-current assets:
Goodwill	£ 441	£ 441
Intangible assets	25,430	2,757
Property, plant and equipment	37	43
Right-of-use assets	1,096	971
Total non-current assets	27,004	4,212
Current assets:
Prepayments and other receivables	4,420	2,770
Current tax receivable	2,770	7,396
Short term investments	0	7,823
Cash and cash equivalents	18,081	22,934
Total current assets	25,271	40,923
Total assets	52,275	45,135
Capital and reserves attributable to equity holders:
Share capital	5,324	5,266
Share premium	118,862	118,862
Share-based payment reserve	12,572	10,364
Accumulated loss	(117,565)	(100,627)
Total equity	19,193	33,865
Current liabilities:
Derivative financial instrument	711	895
Lease liabilities	638	460
Trade and other payables	7,111	8,261
Total current liabilities	8,460	9,616
Non-current liabilities:
Assumed contingent liability	23,907	1,103
Non-current lease liability	677	491
Deferred income	38	60
Total non-current liabilities	24,622	1,654
Total equity and liabilities	£ 52,275	£ 45,135